Exhibit 99.3

Loan Number	Final Credit Grade - All - NRSRO	Final Compliance Grade - All - NRSRO	Final Property Grade - ALL Applicable - NRSRO	Final Loan Grade - All - NRSRO
432607534	A	B	A	B